INCOME TAXES - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Aug. 08, 2017 USD ($)	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2020 CAD ($) subsidiary	Dec. 31, 2019 USD ($)
Income Tax [Line Items]
Valuation allowance against deferred tax assets		$ 2,252		$ 2,831
Unrecognized tax benefits including interest and penalties		1,025		1,002
Portion of unrecognized tax benefits, if recognized, would affect the Company's effective tax rate		414		355
Unrecognized tax benefits, net increase for tax positions of current year		66		362
Unrecognized tax benefits, net decrease for tax positions of prior years		42
Unrecognized tax benefits, net increase for tax positions of prior years				13
Accrued interest and penalties related to unrecognized tax benefits		49		45
Net increase (decrease) recognized in interest and penalties		$ 4		3
Number of subsidiaries file federal income tax returns in Canada, U.S., and other foreign jurisdictions (or more) | subsidiary		1	1
Possible decrease in unrecognized tax benefits realized in next twelve months				145
Tax Year 2013
Income Tax [Line Items]
Notice of tax assessment, aggregate amount of possible loss			$ 90
Canadian Federal and Provincial
Income Tax [Line Items]
Decrease in valuation allowance		$ 579		82
Accumulated losses available for federal and provincial purposes		6,530		7,441
Unclaimed investment tax credits and research and development credits		37		34
Valuation allowance against deferred tax assets		1,966		2,461
Canadian Federal and Provincial | Pooled Scientific Research and Experimental Development
Income Tax [Line Items]
Tax credit carryforward		206		192
United States - Federal
Income Tax [Line Items]
Accumulated losses available for federal and provincial purposes		814		636
Unclaimed investment tax credits and research and development credits		110		106
United States - Federal | Revenue Commissioners, Ireland
Income Tax [Line Items]
Accumulated losses available for federal and provincial purposes		$ 8,387
Ireland | Revenue Commissioners, Ireland
Income Tax [Line Items]
Accumulated losses available for federal and provincial purposes				$ 6,765
Ireland | Canada Revenue Agency
Income Tax [Line Items]
Estimate of possible loss, amount not subject to full valuation allowance			3
Ireland | Australian Taxation Office
Income Tax [Line Items]
Notice of tax assessment, aggregate amount of possible loss	$ 117
Ireland | Tax Year 2012 | Canada Revenue Agency
Income Tax [Line Items]
Notice of tax assessment, aggregate amount of possible loss			$ 85